UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	26,560,660	26,160,619
Common stock, shares outstanding	26,560,660	26,160,619
Treasury shares	400,041	400,041